Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, net [Abstract]
Intangible Assets
The following table shows the Company’s intangible assets by major asset classes as of December 31, 2024 and 2025:

	Year Ended
	December 31, 2024	December 31, 2025
Brand	$279,173	$290,959
Customer relationship	10,304,898	11,656,130
Order backlog	8,409,416	8,366,621
Favorable contract	270,467	839,535
Licenses, software	41,791	—
Concessions	17,858	20,158
Intangible assets, net	$19,323,603	$21,173,403
The gross carrying amounts of intangible assets developed as follows during the years ended December 31, 2024 and 2025:

	Brand	Customer relationship	Order backlog	Favorable contract	Licenses, software & Concessions	Total
December 31, 2023	$—	$—	$—	$—	$—	$—
Assets acquired on December 16, 2024	282,372	10,406,934	8,536,907	274,981	73,566	19,574,760
Dispositions	—	—	—	—	(13,327)	(13,327)
Foreign exchange translation	(2,301)	(84,832)	(69,578)	(2,241)	(600)	(159,552)
December 31, 2024	$280,071	$10,322,102	$8,467,329	$272,740	$59,639	$19,401,881
Reclassified from assets held for sale	—	—	—	640,136	—	640,136
Adjustment for finalization of acquisition price allocation	—	486,080	444,371	—	—	930,451
Dispositions	—	—	—	—	(35,218)	(35,218)
Foreign exchange translation	36,233	1,393,815	1,148,843	35,285	7,342	2,621,508
December 31, 2025	$316,304	$12,201,997	$10,060,533	$948,161	$31,763	$23,558,758
The accumulated amortization of intangible assets developed as follows during the years ended December 31, 2024 and 2025:

	Brand	Customer relationship	Order backlog	Favorable contract	Licenses, software & Concessions	Total
December 31, 2023	$—	$—	$—	$—	$—	$—
Amortization for the year	(898)	(17,217)	(57,946)	(2,275)	—	(78,336)
Foreign exchange translation	—	13	43	2	—	58
December 31, 2024	$(898)	$(17,204)	$(57,903)	$(2,273)	$—	$(78,278)
Reclassified from assets held for sale	—	—	—	(43,989)	—	(43,989)
Adjustment for finalization of acquisition price allocation	—	(59,509)	(58,451)	—	—	(117,960)
Amortization for the year	(23,361)	(447,708)	(1,506,871)	(59,149)	(11,299)	(2,048,388)
Foreign exchange translation	(1,086)	(21,446)	(70,687)	(3,215)	(306)	(96,740)
December 31, 2025	$(25,345)	$(545,867)	$(1,693,912)	$(108,626)	$(11,605)	$(2,385,355)